Document And Entity Information	Jul. 06, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 06, 2024
Entity Registrant Name	GLOBAL SELF STORAGE, INC.
Entity Central Index Key	0001031235
Entity Emerging Growth Company	false
Entity File Number	001-12681
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3926714
Entity Address, Address Line One	3814 Route 44
Entity Address, City or Town	Millbrook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12545
City Area Code	(212)
Local Phone Number	785-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SELF
Security Exchange Name	NASDAQ